Income Tax Provision (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Aug. 01, 2012	Sep. 30, 2012	Sep. 30, 2012	Nov. 30, 2010	Dec. 31, 2011	Dec. 31, 2009
Federal
Current				$ 51.2		$ 25.9
Deferred				(0.6)		0.4
Federal income tax expense				50.6		26.3
State and local
Current				16.7		8.4
Deferred				(0.2)		0.1
State and local income tax expense				16.5	0.1	8.5
Current tax expense			0.1	67.9		34.3
Deferred tax expense	8.0	7.7	7.7	(0.8)		0.5
Total tax expense		$ 7.7	$ 7.8	$ 67.1		$ 34.8